Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock	REDEEMABLE CONVERTIBLE PREFERRED STOCK
Upon the Closing on July 22, 2021, all issued and outstanding shares of Legacy Matterport redeemable convertible preferred stock was cancelled and converted into the right to receive an aggregate 126,460,926 shares of Matterport Class A common stock. A total of $164.5 million redeemable convertible preferred stock was reclassified into common stock and additional paid-in
capital on the consolidated balance sheet.
As of December 31, 2020, the Company’s redeemable convertible preferred stock consisted of the following (in thousands, except per share data):

	December 31, 2020
Convertible preferred stock:	Original Issuance Price	Shares Authorized	Shares Issued and Outstanding	Shares of Common Stock if converted	Carrying Value	Aggregate Liquidation Preference	Dividend Rate
Series Seed redeemable	$0.3507	24,861	24,861	24,861	$7,350	$8,720	8.0%
Series A-1 redeemable	$0.4261	7,570	7,570	7,570	3,165	3,226	8.0%
Series B redeemable	$0.8194	19,527	19,527	20,957	15,905	16,000	8.0%
Series C redeemable	$1.7194	30,730	30,727	30,727	52,696	52,832	8.0%
Series D redeemable	$2.0181	42,717	42,294	42,294	85,052	$85,353	8.0%

		125,405	124,979	126,409	$164,168	$166,131